Shareholders' equity - Dividends (Details) € / shares in Units, € in Thousands				12 Months Ended
	May 26, 2021 EUR (€) € / shares	Sep. 01, 2020 EUR (€) € / shares	May 21, 2019 EUR (€) € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Dividends
Total dividends paid	€ 392,455	€ 351,170	€ 354,636	€ 392,455		€ 351,170	€ 354,636
Dividends paid per share | € / shares	€ 1.34	€ 1.20	€ 1.17
Proposed dividend per share | $ / shares					$ 1.35
Expected dividend payment				€ 395,556